Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Brokerage licenses	51,236	52,133	52,247
Trade Name	6,400	6,400	6,400
Technology	27,600	27,600	10,380
	85,236	86,133	69,027
Accumulated amortization	(32,881)	(39,415)	(43,913)
Impairment loss of intangible assets	(17,220)	(17,220)	(20,488)
Intangible assets, net	35,135	29,498	4,626

The amortization periods range from 5 years to 20 years. Amortization expenses on intangible assets for the years ended December 31, 2022, 2023 and 2024 were RMB2,233, RMB 5,637 and RMB4,144, respectively. As of December 31, 2024, the impairment of brokerage licenses was RMB20,488, the Group expects to record amortization expense related to intangible assets of RMB 1,028 for each of the next four and a half years.